UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2001
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Omega Advisors, Inc.
           --------------------------------------------------
Address:   Wall Street Plaza
           --------------------------------------------------
           88 Pine Street
           --------------------------------------------------
           New York, New York 10005
           --------------------------------------------------

Form 13F File Number:  28- 3530
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Leon G. Cooperman
           --------------------------------------------------
Title:     Chairman and CEO
           --------------------------------------------------
Phone:     212-495-5210
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Leon G. Cooperman             New York, New York         2/13/02
       ------------------------   ------------------------------  ----------


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                   Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        74
                                               -------------

Form 13F Information Table Value Total:       $1,711,319
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE


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
                                                      Form 13F INFORMATION TABLE


              COLUMN 1                COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------------
                                                             VALUE     SHRS OR    SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
    NAME OF ISSUER                TITLE OF CLASS   CUSIP    (x$1000)   PRN AMT    PRN CALL DISCRETION MANAGERS SOLE SHARED   NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
ADELPHIA COMMUNICATIONS CORP      CL A           006848105    16,020    513,800    SH       SOLE           513,800
-----------------------------------------------------------------------------------------------------------------------------------
AES CORP                          COM            00130H105    34,422  2,105,300    SH       SOLE         2,105,300
-----------------------------------------------------------------------------------------------------------------------------------
AGRIUM INC                        COM            008916108    11,628  1,097,000    SH       SOLE         1,097,000
-----------------------------------------------------------------------------------------------------------------------------------
AMR CORP                          COM            001765106     6,950    313,500    SH       SOLE           313,500
-----------------------------------------------------------------------------------------------------------------------------------
APW LTD                           COM            G04397108     2,089  1,250,770    SH       SOLE         1,250,770
-----------------------------------------------------------------------------------------------------------------------------------
AT&T CDA INC                      DEPS RCPT CLB  00207Q202    11,847    392,400    SH       SOLE           392,400
-----------------------------------------------------------------------------------------------------------------------------------
AT&T WIRELESS SVCS INC            COM            00209A106    24,064  1,674,600    SH       SOLE         1,674,600
-----------------------------------------------------------------------------------------------------------------------------------
BANK OF AMERICA CORPORATION       COM            060505104    40,697    646,500    SH       SOLE           646,500
-----------------------------------------------------------------------------------------------------------------------------------
BOSTON SCIENTIFIC CORP            COM            101137107    14,472    600,000    SH       SOLE           600,000
-----------------------------------------------------------------------------------------------------------------------------------
CITIGROUP INC                     COM            172967101    41,212    816,400    SH       SOLE           816,400
-----------------------------------------------------------------------------------------------------------------------------------
CONTINENTAL AIRLS INC             CLB            210795308    41,574  1,586,200    SH       SOLE         1,586,200
-----------------------------------------------------------------------------------------------------------------------------------
CAMECO CORP                       COM            13321L108    15,955    644,400    SH       SOLE           644,400
-----------------------------------------------------------------------------------------------------------------------------------
CENDANT CORP                      COM            151313103   110,006  5,609,665    SH       SOLE         5,609,665
-----------------------------------------------------------------------------------------------------------------------------------
CNA FINL CORP                     COM            126117100    30,211  1,035,679    SH       SOLE         1,035,679

-----------------------------------------------------------------------------------------------------------------------------------
CALPINE                           COM            131347106     8,183    487,400    SH       SOLE           487,400
-----------------------------------------------------------------------------------------------------------------------------------
CONVERGYS CORP                    COM            212485106    29,606    789,700    SH       SOLE           789,700
-----------------------------------------------------------------------------------------------------------------------------------
ECHOSTAR COMMUNICATIONS NEW       CL A           278762109    15,771    574,100    SH       SOLE           574,100
-----------------------------------------------------------------------------------------------------------------------------------
DARDEN RESTAURANTS INC            COM            237194105       368     10,400    SH       SOLE            10,400
-----------------------------------------------------------------------------------------------------------------------------------
DAL-TILE INTL INC                 COM            23426R108     3,027    130,200    SH       SOLE           130,200
-----------------------------------------------------------------------------------------------------------------------------------
EDISON INTL                       COM            281020107    29,190  1,933,100    SH       SOLE         1, 933,100
-----------------------------------------------------------------------------------------------------------------------------------
ENTERGY CORP NEW                  COM            29364G103    24,150    617,500    SH       SOLE           617,500
-----------------------------------------------------------------------------------------------------------------------------------
ENTERASYS NETWORKS INC            COM            293637104    10,141  1,145,900    SH       SOLE         1,145,900
-----------------------------------------------------------------------------------------------------------------------------------
EXTENDICARE INC CDA               SUB VTG SH     30224T871       703    213,200    SH       SOLE           213,200
-----------------------------------------------------------------------------------------------------------------------------------
FREEPORT-MCMORAN COPPER & GOLD    CL B           35671D857    17,221  1,286,100    SH       SOLE         1,286,100
-----------------------------------------------------------------------------------------------------------------------------------
FREEPORT-MCMORAN COPPER & GOLD    CL A           35671D105     7,541    584,600    SH       SOLE           584,600
-----------------------------------------------------------------------------------------------------------------------------------
FLEMING COS INC                   COM            339130106     7,746    418,700    SH       SOLE           418,700
-----------------------------------------------------------------------------------------------------------------------------------
F M C CORP                        COM NEW        302491303     9,252    155,500    SH       SOLE           155,500
-----------------------------------------------------------------------------------------------------------------------------------
FORTUNE BRANDS INC                COM            349631101       950     24,000    SH       SOLE            24,000
-----------------------------------------------------------------------------------------------------------------------------------
GOLDEN WEST FINL CORP DEL         COM            381317106     2,943     50,000    SH       SOLE            50,000
-----------------------------------------------------------------------------------------------------------------------------------
GENERAL MTRS CORP                 CL H NEW       370442832    36,240  2,345,600    SH       SOLE         2, 345,600
-----------------------------------------------------------------------------------------------------------------------------------
GLOBALSANTAFE CORP                SHS            G3930E101    24,864    871,800    SH       SOLE           871,800
-----------------------------------------------------------------------------------------------------------------------------------
HOLLINGER INTL INC                CL A           435569108    35,029  2,993,900    SH       SOLE         2,993,900
-----------------------------------------------------------------------------------------------------------------------------------
HONEYWELL INC                     COM            438516106     8,151    241,000    SH       SOLE           241,000
-----------------------------------------------------------------------------------------------------------------------------------
HERCULES INC                      COM            427056106    30,022  3,002,200    SH       SOLE         3,002,200
-----------------------------------------------------------------------------------------------------------------------------------
HUNT JB TRANS SVCS INC            COM            445658107     1,513     65,200    SH       SOLE            65,200
-----------------------------------------------------------------------------------------------------------------------------------

JOY GLOBAL INC                    COM            481165108     4,969    295,800    SH       SOLE           295,800
-----------------------------------------------------------------------------------------------------------------------------------
LIBERTY MEDIA CORP NEW            COM SER A      530718105    49,089  3,506,371    SH       SOLE         3,506,371
-----------------------------------------------------------------------------------------------------------------------------------
LNR PPTY CORP                     COM            501940100     2,030     65,100    SH       SOLE            65,100
-----------------------------------------------------------------------------------------------------------------------------------
LO-JACK CORP                      COM            539451104     2,477    454,500    SH       SOLE           454,500
-----------------------------------------------------------------------------------------------------------------------------------
MASSEY ENERGY CORP                COM            576206106    26,999  1,302,400    SH       SOLE         1,302,400
-----------------------------------------------------------------------------------------------------------------------------------
METLIFE INC                       COM            59156R108    15,653    494,100    SH       SOLE           494,100
-----------------------------------------------------------------------------------------------------------------------------------
MOHAWK INDS INC                   COM            608190104    91,205  1,661,900    SH       SOLE         1,661,900
-----------------------------------------------------------------------------------------------------------------------------------
BAYCORP HLDGS CORP                COM            072728108    25,933  2,758,800    SH       SOLE         2,758,800
-----------------------------------------------------------------------------------------------------------------------------------
NEWHALL LAND & FARMING CO CAL     DEPOSITARY REC 651426108    46,946  1,586,000    SH       SOLE         1,586,000
-----------------------------------------------------------------------------------------------------------------------------------
NIAGRA MOHAWK HLDGS INC           COM            653520106    37,467  2,113,200    SH       SOLE         2,113,200
-----------------------------------------------------------------------------------------------------------------------------------
NEW YORK CMNTY BANCORP INC        COM            649445103    14,502    634,100    SH       SOLE           634,100
-----------------------------------------------------------------------------------------------------------------------------------
OFFICE DEPOT INC                  COM            676220106    23,320  1,257,800    SH       SOLE         1,257,800
-----------------------------------------------------------------------------------------------------------------------------------
OXFORD HEALTH PLANS INC           COM            691471106    83,717  2,777,600    SH       SOLE         2,777,800
-----------------------------------------------------------------------------------------------------------------------------------
OMI CORP NEW                      COM            Y6476W104     4,347  1,092,100    SH       SOLE         1,092,100
-----------------------------------------------------------------------------------------------------------------------------------
OFFICEMAX INC                     COM            67622M108     3,930    873,400    SH       SOLE           873,400
-----------------------------------------------------------------------------------------------------------------------------------
PG&E CORP                         COM            69331C108    20,593  1,070,300    SH       SOLE         1,070,300
-----------------------------------------------------------------------------------------------------------------------------------
PANCANADIAN ENERGY CORP           COM            69831A107    17,201    661,589    SH       SOLE           661,589
-----------------------------------------------------------------------------------------------------------------------------------
PRIDE INTL INC DEL                COM            74153Q102    23,354  1,546,600    SH       SOLE         1,546,600
-----------------------------------------------------------------------------------------------------------------------------------
POGO PRODUCING CO                 COM            730448107    24,141    918,975    SH       SOLE           918,975
-----------------------------------------------------------------------------------------------------------------------------------
PRUDENTIAL FINL INC               COM            744320102    16,595    500,000    SH       SOLE           500,000
-----------------------------------------------------------------------------------------------------------------------------------
RYDER SYS INC                     COM            783549108    48,650  2,196,400    SH       SOLE         2,196,400
-----------------------------------------------------------------------------------------------------------------------------------

ROYAL CARIBBEAN CRUISES LTD       COM            V7780T103    12,173    751,400    SH       SOLE           751,400
-----------------------------------------------------------------------------------------------------------------------------------
RESOURCE AMERICA INC              CL A           761195205       295     31,600    SH       SOLE            31,600
-----------------------------------------------------------------------------------------------------------------------------------
ROGERS COMMUNICATIONS INC         CL B           775109200    25,129  1,495,800    SH       SOLE         1,495,800
-----------------------------------------------------------------------------------------------------------------------------------
CABLEVISION SYS CORP              CLA RAINB MED  12686C844     6,494    262,900    SH       SOLE           262,900
-----------------------------------------------------------------------------------------------------------------------------------
STAPLES                           COM            855030102     7,422    396,900    SH       SOLE           396,900
-----------------------------------------------------------------------------------------------------------------------------------
SPX CORP                          COM            784635104     7,324     53,500    SH       SOLE            53,500
-----------------------------------------------------------------------------------------------------------------------------------
STILLWATER MNG CO                 COM            86074Q102    11,063    598,000    SH       SOLE           598,000
-----------------------------------------------------------------------------------------------------------------------------------
AT&T CORP                         COM            001957109     7,267    400,600    SH       SOLE           400,600
-----------------------------------------------------------------------------------------------------------------------------------
TYSON FOODS INC                   CL A           902494103    30,264  2,620,238    SH       SOLE         2,620,238
-----------------------------------------------------------------------------------------------------------------------------------
TEXTRON INC                       COM            883203101    13,491    325,400    SH       SOLE           325,400
-----------------------------------------------------------------------------------------------------------------------------------
TYCO INTL LTD NEW                 COM            902124106   134,399  2,281,821    SH       SOLE         2,281,821
-----------------------------------------------------------------------------------------------------------------------------------
USA NETWORKS INC                  COM            902984103    31,985  1,171,200    SH       SOLE         1,171,200
-----------------------------------------------------------------------------------------------------------------------------------
VIACOM INC CL B                   CL B           925524308     9,581    217,000    SH       SOLE           217,000
-----------------------------------------------------------------------------------------------------------------------------------
VODAFONE GROUP PLC NEW            SPONSORED ADR  92857W100    32,593  1,269,200    SH       SOLE         1,269,200
-----------------------------------------------------------------------------------------------------------------------------------
WELLMAN INC                       COM            949702104     9,119    588,700    SH       SOLE           588,700
-----------------------------------------------------------------------------------------------------------------------------------
WALTER INDS INC                   COM            93317Q105     8,936    790,064    SH       SOLE           790,064
-----------------------------------------------------------------------------------------------------------------------------------
WILLIAMS COS INC DEL              COM            969457100    53,699  2,104,200    SH       SOLE         2,104,200
-----------------------------------------------------------------------------------------------------------------------------------
WESTERN RES INC                   COM            959425109    23,211  1,349,500    SH       SOLE         1,349,500
-----------------------------------------------------------------------------------------------------------------------------------

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